Condensed Consolidated Statements of Cash Flows - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Oct. 31, 2019	Oct. 31, 2018	Oct. 31, 2019	Oct. 31, 2018	Apr. 30, 2019	Apr. 30, 2018
Operating activities
Net Loss	$ (106,174)	$ (2,468)	$ (211,228)	$ (2,468)	$ (117,737)	$ (1,410)
Shares to be issued - services rendered			45,000		97,500
Accounts payable and accrued liabilities	16,408		52,208		(5,275)	1,392
Accounts payable, related party	36,803	2,468	29,076	2,468	17,442
Net cash (used in) operating activities	(52,963)		(84,944)		(8,070)	(18)
Financing activities
Shares issued for cash	26,415		26,415			18
Proceeds from shares to be issued - financing					94,051
Net cash provided by financing activities					94,051	18
Net changes in cash	(26,548)		(58,529)		85,981
Cash at beginning of the period	54,000		85,981
Cash at the end of the period	27,452		27,452		85,981
SUPPLEMENTAL INFORMATION
Cash paid in interest
Cash paid for income taxes